Property, Plant and Equipment, Net	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment, Net

14. PROPERTY, PLANT AND EQUIPMENT, NET

	Oil and Gas Properties	Processing, Transportation and Storage Assets	Manufacturing Assets	Retail and Other Assets (1)	Total
COST
As at December 31, 2021	38,443	228	10,495	1,735	50,901
Additions	1,004	2	522	28	1,556
Change in Decommissioning Liabilities	(944)	(3)	(63)	(20)	(1,030)
Exchange Rate Movements and Other	22	2	122	11	157
As at June 30, 2022	38,525	229	11,076	1,754	51,584

ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
As at December 31, 2021	10,912	53	4,572	1,139	16,676
Depreciation, Depletion and Amortization (2)	1,707	38	213	58	2,016
Exchange Rate Movements and Other	(15)	(5)	57	4	41
As at June 30, 2022	12,604	86	4,842	1,201	18,733

CARRYING VALUE
As at December 31, 2021	27,531	175	5,923	596	34,225
As at June 30, 2022	25,921	143	6,234	553	32,851
(1)Other assets includes office furniture, fixtures, leasehold improvements, information technology and aircraft.
(2)Depreciation, depletion and amortization includes asset write-downs of $51 million.